UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund Schedule of Investments August 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

ABAG Finance Auth. for Non-Profit Corp. California (Computer
History Museum) VRDO	3.900%	9/11/2007 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California
(La Jolla Day School) VRDO	3.950%	9/11/2007 LOC	11,800	11,800
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	3.890%	9/11/2007 LOC	10,500	10,500
ABAG Finance Auth. for Non-Profit Corp. California
(Zoological Society San Diego Zoo) VRDO	3.900%	9/11/2007 LOC	35,500	35,500
1 ABAG Finance Auth. for Non-Profit Corp. California Multifamily
Rev. TOB VRDO	4.070%	9/11/2007	23,735	23,735
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	4.030%	9/11/2007 (1)	9,875	9,875
1 Alvord CA USD TOB VRDO	4.000%	9/11/2007 (1)	15,480	15,480
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.990%	9/11/2007 (1)	5,000	5,000
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	4.000%	9/11/2007 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease COP VRDO	3.840%	9/11/2007 (2)	9,980	9,980
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.980%	9/11/2007	6,930	6,930
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.990%	9/11/2007	7,485	7,485
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.990%	9/11/2007	15,810	15,810
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.910%	9/11/2007 (2)	65,735	65,735
California Communities NT Program NT Participation
(County of Riverside) TRAN	4.500%	6/30/2008	75,000	75,518
1 California Dept. of Veteran Affairs Rev. TOB VRDO	4.020%	9/11/2007	8,410	8,410
1 California Dept. of Veteran Affairs TOB VRDO	3.990%	9/11/2007	9,345	9,345
1 California Dept. of Veteran Affairs TOB VRDO	4.020%	9/11/2007	15,815	15,815
1 California Dept. of Veteran Affairs TOB VRDO	4.330%	9/11/2007	8,315	8,315
1 California Educ. Fac. Auth. Rev. (California Institute of Technology)
TOB VRDO	4.000%	9/11/2007	8,415	8,415
1 California Educ. Fac. Auth. Rev. (California Institute of Technology)
TOB VRDO	4.050%	9/11/2007	13,015	13,015
California Educ. Fac. Auth. Rev. (California Institute of Technology)
VRDO	3.860%	9/11/2007	18,300	18,300
California Educ. Fac. Auth. Rev. (California Institute of Technology)
VRDO	3.900%	9/11/2007	20,000	20,000
1 California Educ. Fac. Auth. Rev. (Claremont McKenna College)
TOB VRDO	4.020%	9/11/2007	12,835	12,835
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/2007 (1)(Prere.)	11,565	11,814
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.870%	9/11/2007	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.850%	9/11/2007	7,565	7,565
1 California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.850%	9/11/2007	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.850%	9/11/2007	15,468	15,468
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	3.810%	9/11/2007 LOC	5,700	5,700
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California)
TOB VRDO	3.980%	9/11/2007	24,750	24,750
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California)
TOB VRDO	4.000%	9/11/2007	25,800	25,800
1 California Educ. Fac. Auth. Rev. TOB VRDO	3.990%	9/11/2007	6,735	6,735
1 California Educ. Fac. Auth. Rev. TOB VRDO	4.030%	9/11/2007	20,615	20,615
1 California Educ. Fac. Auth. Rev. TOB VRDO	4.030%	9/11/2007	10,725	10,725
1 California Educ. Fac. Auth. Rev. TOB VRDO	4.030%	9/11/2007	5,425	5,425
1 California GO TOB VRDO	3.980%	9/11/2007 (4)	24,380	24,380
1 California GO TOB VRDO	3.990%	9/11/2007 (3)	2,070	2,070
1 California GO TOB VRDO	3.990%	9/11/2007 (2)	3,440	3,440
1 California GO TOB VRDO	4.000%	9/11/2007 (2)	4,980	4,980
1 California GO TOB VRDO	4.030%	9/11/2007 (3)	12,780	12,780
1 California GO TOB VRDO	4.030%	9/11/2007 (1)	5,220	5,220
1 California GO TOB VRDO	4.030%	9/11/2007 (4)	58,155	58,155
1 California GO TOB VRDO	4.050%	9/11/2007 (10)	21,520	21,520
1 California GO TOB VRDO	4.060%	9/11/2007 (1)	5,645	5,645
California GO VRDO	3.850%	9/4/2007 LOC	19,200	19,200
California GO VRDO	3.850%	9/4/2007 LOC	4,900	4,900
California GO VRDO	3.900%	9/4/2007 LOC	3,800	3,800
California GO VRDO	3.830%	9/11/2007 LOC	59,300	59,300
California GO VRDO	3.880%	9/11/2007 LOC	37,840	37,840
California GO VRDO	3.900%	9/11/2007 LOC	22,500	22,500
California Health Fac. Finance Auth. Rev. (Adventist Health System
West Sutter Health) VRDO	3.900%	9/11/2007 LOC	11,800	11,800
California Health Fac. Finance Auth. Rev. (Adventist Health System
West Sutter Health) VRDO	4.130%	9/11/2007 LOC	7,900	7,900
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
VRDO	3.830%	9/11/2007 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
VRDO	3.860%	9/11/2007 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
VRDO	3.930%	9/11/2007 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services)
VRDO	3.860%	9/11/2007	73,380	73,380
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.870%	9/11/2007 LOC	7,665	7,665
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.990%	9/11/2007	30,320	30,320
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.990%	9/11/2007	2,425	2,425
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	7,880	7,880
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	7,000	7,000
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	11,850	11,850
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	5,000	5,000
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	25,400	25,400
1 California Health Fac. Finance Auth. Rev. TOB VRDO	4.050%	9/11/2007	25,000	25,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	9/4/2007	26,745	26,745
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	9/4/2007	30,000	30,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.920%	9/11/2007	31,370	31,370
California Housing Finance Agency Home Mortgage Rev. VRDO	3.920%	9/11/2007 (4)	21,815	21,815
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	9/11/2007 (4)	3,600	3,600
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	9/11/2007 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.950%	9/11/2007	53,000	53,000
California Housing Finance Agency Home Mortgage Rev. VRDO	4.180%	9/11/2007	61,575	61,575
1 California Housing Finance Agency Home Mortgage TOB VRDO	4.040%	9/11/2007	12,860	12,860
1 California Housing Finance Agency Home Mortgage TOB VRDO	4.040%	9/11/2007	12,000	12,000
1 California Housing Finance Agency Home Mortgage TOB VRDO	4.050%	9/11/2007	13,105	13,105
1 California Housing Finance Agency Home Mortgage TOB VRDO	4.060%	9/11/2007	9,605	9,605
California Housing Finance Agency Home Mortgage TOB VRDO	4.330%	9/11/2007	5,000	5,000
California Housing Finance Agency Single Family Mortgage
Rev. VRDO	3.920%	9/11/2007 (2)	19,900	19,900
California Housing Finance Agency Single Family Mortgage
Rev. VRDO	3.930%	9/11/2007	50,855	50,855
California Housing Finance Agency Single Family Mortgage
Rev. VRDO	3.940%	9/11/2007	48,500	48,500
California Housing Finance Agency Single Family Mortgage
Rev. VRDO	3.940%	9/11/2007	41,365	41,365
California Housing Finance Agency Single Family Mortgage Rev. VRDO	4.180%	9/11/2007	7,490	7,490
1 California Housing Finance Agency TOB VRDO	4.020%	9/11/2007	7,910	7,910
1 California Housing Finance Agency TOB VRDO	4.020%	9/11/2007	12,000	12,000
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)
VRDO	3.900%	9/4/2007 (1)	80,650	80,650
California Infrastructure & Econ. Dev. Bank Rev.
(Contemporary Jewish Museum) VRDO	3.850%	9/4/2007 LOC	22,490	22,490
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	3.850%	9/4/2007	12,200	12,200
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	3.850%	9/4/2007	18,000	18,000
California Infrastructure & Econ. Dev. Bank Rev.
(San Francisco Ballet) VRDO	3.890%	9/4/2007 (3)	10,100	10,100
1 California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	4.030%	9/11/2007 (2)	44,740	44,740
1 California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	4.060%	9/11/2007 (3)	5,970	5,970
1 California Muni. Financing Auth. Multi-Family Housing
Rev. TOB VRDO	4.040%	9/11/2007	24,730	24,730
1 California Public Works Board Lease Rev.
(Dept. of Corrections) TOB VRDO	4.030%	9/11/2007 (1)	9,570	9,570
1 California Public Works Board Lease Rev.
(Regents Univ. of California) TOB VRDO	3.990%	9/11/2007 (3)	11,255	11,255
1 California Public Works Board Lease
Rev. (UCLA Hosp.) TOB VRDO	3.990%	9/11/2007 (3)	4,825	4,825
1 California Public Works Board Lease Rev.
(Univ. of California) TOB VRDO	4.030%	9/11/2007 (1)	27,690	27,690
California School Cash Reserve Program Auth. Pool	4.250%	7/1/2008 (2)	87,000	87,440
1 California State Dept. of Water Resources Power Supply
Rev. TOB VRDO	3.990%	9/11/2007 (10)	25,895	25,895
1 California State Dept. of Water Resources Power Supply
Rev. TOB VRDO	4.030%	9/11/2007 (2)	26,755	26,755
California State Dept. of Water Resources Power Supply Rev. VRDO	3.830%	9/4/2007 LOC	3,300	3,300
California State Dept. of Water Resources Power Supply Rev. VRDO	3.850%	9/4/2007 LOC	7,630	7,630
California State Dept. of Water Resources Power Supply Rev. VRDO	3.850%	9/4/2007 LOC	9,000	9,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.880%	9/4/2007 LOC	4,200	4,200
California State Dept. of Water Resources Power Supply Rev. VRDO	3.880%	9/4/2007 LOC	18,000	18,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.910%	9/4/2007 LOC	2,550	2,550
California State Dept. of Water Resources Power Supply Rev. VRDO	3.950%	9/4/2007 LOC	9,600	9,600
California State Dept. of Water Resources Power Supply Rev. VRDO	3.950%	9/4/2007 LOC	2,300	2,300
California State Dept. of Water Resources Power Supply Rev. VRDO	3.870%	9/11/2007 LOC	44,980	44,980
California State Dept. of Water Resources Power Supply Rev. VRDO	3.870%	9/11/2007 (3)	149,500	149,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.870%	9/11/2007 LOC	20,800	20,800
California State Dept. of Water Resources Power Supply Rev. VRDO	4.050%	9/11/2007 LOC	123,900	123,900
California State Dept. of Water Resources Power Supply Rev. VRDO	4.050%	9/11/2007 (3)	8,000	8,000
1 California State Econ. Recovery Bonds TOB VRDO	3.990%	9/11/2007	5,030	5,030
1 California State Econ. Recovery Bonds TOB VRDO	4.180%	9/11/2007	51,800	51,800
California State Econ. Recovery Bonds VRDO	3.850%	9/4/2007	7,000	7,000
California State Econ. Recovery Bonds VRDO	3.850%	9/4/2007	33,065	33,065
California State Econ. Recovery Bonds VRDO	3.850%	9/4/2007 LOC	17,800	17,800
California State Econ. Recovery Bonds VRDO	3.900%	9/4/2007	12,100	12,100
California State Econ. Recovery Bonds VRDO	3.990%	9/4/2007	17,500	17,500
California State Econ. Recovery Bonds VRDO	3.800%	9/11/2007 LOC	46,200	46,200
California State Econ. Recovery Bonds VRDO	3.850%	9/11/2007 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.860%	9/11/2007 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	3.870%	9/11/2007 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.870%	9/11/2007 (10)	16,000	16,000
California State Econ. Recovery Bonds VRDO	3.900%	9/11/2007 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	4.050%	9/11/2007 (10)	45,755	45,755
1 California State Univ. Rev. Systemwide TOB VRDO	4.030%	9/11/2007 (4)	6,700	6,700
1 California State Univ. Rev. Systemwide TOB VRDO	4.030%	9/11/2007 (4)	3,985	3,985
1 California State Univ. TOB VRDO	3.980%	9/11/2007 (1)	42,420	42,420
1 California State Univ. TOB VRDO	3.990%	9/11/2007 (1)	19,925	19,925
1 California State Univ. TOB VRDO	3.990%	9/11/2007 (1)	2,980	2,980
1 California State Univ. TOB VRDO	3.990%	9/11/2007 (4)	12,465	12,465
1 California State Univ. TOB VRDO	4.000%	9/11/2007 (2)	67,460	67,460
1 California Statewide Community Dev. Auth. Multifamily Housing
(Casa Real Apartments) TOB VRDO	4.070%	9/11/2007	18,035	18,035
California Statewide Community Dev. Auth. Multifamily Rev.
(Knoll Apartments) VRDO	3.940%	9/11/2007 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev.
(Valley Palms Apartments) VRDO	3.940%	9/11/2007 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev.
(American Baptist Homes West) VRDO	3.830%	9/11/2007 LOC	7,100	7,100
California Statewide Community Dev. Auth. Rev.
(Azusa Pacific Univ. Project) VRDO	3.990%	9/11/2007 LOC	20,000	20,000
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	3.840%	9/11/2007 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.870%	9/11/2007	26,800	26,800
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.900%	9/11/2007	21,300	21,300
California Statewide Community Dev. Auth. Rev.
(Museum of Art) VRDO	3.840%	9/11/2007 (3)	6,125	6,125
1 California Statewide Community Dev. Auth. Rev.
(Salk Institute) TOB VRDO	4.060%	9/11/2007 (1)	5,625	5,625
California Statewide Community Dev. Auth. Rev.
(Univ. of San Diego) VRDO	3.990%	9/11/2007 LOC	18,415	18,415
1 California Statewide Community Dev. Auth. Rev. TOB VRDO	3.990%	9/11/2007	10,875	10,875
1 Clovis USD TOB VRDO	4.030%	9/11/2007 (1)	9,755	9,755
1 Coast CA Community College Dist. TOB VRDO	3.990%	9/11/2007 (4)	7,480	7,480
Contra Costa CA Housing Finance Agency Home Mortgage Rev.
(Park Regency) VRDO	3.970%	9/11/2007 LOC	42,200	42,200
Contra Costa CA TRAN	4.500%	12/11/2007	30,000	30,087
1 Contra Costa CA Water Dist. Rev. TOB VRDO	4.030%	9/11/2007 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	3.660%	9/20/2007 LOC	50,000	50,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.670%	9/13/2007	40,600	40,600
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.630%	9/14/2007	30,000	30,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.850%	9/11/2007 (10)	23,200	23,200
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	4.050%	9/11/2007 (10)	13,100	13,100
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.980%	9/11/2007 (3)	37,800	37,800
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.980%	9/11/2007 (1)	19,800	19,800
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	4.030%	9/11/2007 (3)	37,555	37,555
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.850%	9/11/2007 (4)	45,980	45,980
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.850%	9/11/2007 (10)	13,890	13,890
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.860%	9/11/2007 (10)	38,450	38,450
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	4.050%	9/11/2007 (10)	45,410	45,410
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.990%	9/11/2007 (2)	1,980	1,980
Fresno CA Sewer Rev. VRDO	3.900%	9/11/2007 (3)	28,000	28,000
Fresno County CA TRAN	4.500%	6/30/2008	60,000	60,404
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.990%	9/11/2007 (2)	4,585	4,585
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.990%	9/11/2007	10,635	10,635
1 Golden State Tobacco Securitization Corp. California TOB VRDO	4.030%	9/11/2007 (3)	5,000	5,000
1 Golden West Schools Funding Auth. CA TOB PUT	3.750%	3/13/2008 (2)	6,115	6,115
1 Golden West Schools Funding Auth. CA TOB VRDO	3.990%	9/11/2007 (1)	4,085	4,085
1 GS Pool Trust TOB VRDO	4.050%	9/11/2007 (11)	6,704	6,703
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.830%	9/4/2007 LOC	16,532	16,532
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.850%	9/4/2007 LOC	3,897	3,897
Irvine CA Ranch Water Dist. Rev. VRDO	3.830%	9/4/2007 LOC	9,500	9,500
Irvine CA Ranch Water Dist. Rev. VRDO	3.900%	9/4/2007 LOC	500	500
1 Kern CA Community College TOB VRDO	4.030%	9/11/2007 (4)	7,330	7,330
Kern County CA TRAN	4.500%	6/30/2008	52,000	52,366
1 Lodi CA USD GO TOB VRDO	4.030%	9/11/2007 (4)	10,220	10,220
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/6/2007 (3)	7,825	7,825
1 Long Beach CA Harbor Rev. TOB VRDO	4.010%	9/11/2007 (1)	9,745	9,745
1 Long Beach CA Harbor Rev. TOB VRDO	4.010%	9/11/2007 (1)	1,800	1,800
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/11/2007 (3)	6,710	6,710
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/11/2007 (1)	8,160	8,160
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/11/2007 (1)	21,590	21,590
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/11/2007 (1)	2,565	2,565
1 Long Beach CA Harbor Rev. TOB VRDO	4.040%	9/11/2007 (3)	6,570	6,570
1 Long Beach CA Harbor Rev. TOB VRDO	4.050%	9/11/2007 (1)	16,275	16,275
1 Long Beach CA Harbor Rev. TOB VRDO	4.080%	9/11/2007 (1)	5,435	5,435
1 Long Beach CA Harbor Rev. TOB VRDO	4.080%	9/11/2007 (1)	5,185	5,185
Long Beach CA Harbor Rev. VRDO	3.940%	9/11/2007 (1)	65,870	65,870
Long Beach CA Water Rev. CP	3.600%	11/6/2007	6,000	6,000
Los Angeles CA Community Redev. Agency Multifamily Housing
Rev.(Hollywood & Vine Apartments) VRDO	3.940%	9/11/2007	25,000	25,000
1 Los Angeles CA Community Redev. Agency Multifamily Housing
Rev.(The Alexandria) TOB VRDO	4.030%	9/11/2007	20,390	20,390
Los Angeles CA Convention & Exhibit Center Auth. Lease
Rev. VRDO	3.850%	9/11/2007 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.860%	9/11/2007 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	3.650%	9/7/2007	10,000	10,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.970%	9/11/2007 (1)	8,350	8,350
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.980%	9/11/2007 (2)	56,250	56,250
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.980%	9/11/2007 (2)	17,555	17,555
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (4)	25,000	25,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (4)	5,050	5,050
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (4)	15,630	15,630
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (2)	10,000	10,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (2)	30,645	30,645
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.990%	9/11/2007 (2)	30,645	30,645
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	4.000%	9/11/2007 (4)	13,000	13,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.860%	9/11/2007	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.870%	9/11/2007	41,350	41,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.870%	9/11/2007	22,725	22,725
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.870%	9/11/2007	43,000	43,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.870%	9/11/2007	27,700	27,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.890%	9/11/2007	20,000	20,000
1 Los Angeles CA Harbor Dept. Rev. TOB VRDO	4.025%	9/11/2007 (2)	6,355	6,355
Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	4.000%	9/11/2007 LOC	18,468	18,468
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.990%	9/11/2007 LOC	23,600	23,600
1 Los Angeles CA Muni. Improvement Lease Rev. TOB VRDO	4.150%	9/11/2007 (3)	29,705	29,705
1 Los Angeles CA TOB VRDO	3.990%	9/11/2007 (1)	12,760	12,760
1 Los Angeles CA TOB VRDO	3.990%	9/11/2007 (3)	4,890	4,890
1 Los Angeles CA TOB VRDO	4.060%	9/11/2007 (1)	5,195	5,195
Los Angeles CA USD COP VRDO	3.850%	9/11/2007 (4)	13,650	13,650
1 Los Angeles CA USD GO TOB VRDO	3.950%	9/11/2007 (4)	12,795	12,795
1 Los Angeles CA USD GO TOB VRDO	3.980%	9/11/2007 (2)	12,050	12,050
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (3)	51,975	51,975
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (2)	4,495	4,495
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (2)	3,840	3,840
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (2)	6,355	6,355
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (2)	20,715	20,715
1 Los Angeles CA USD GO TOB VRDO	3.990%	9/11/2007 (1)	10,025	10,025
1 Los Angeles CA USD GO TOB VRDO	4.000%	9/11/2007 (3)	5,500	5,500
1 Los Angeles CA USD GO TOB VRDO	4.000%	9/11/2007 (1)	4,900	4,900
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (3)	8,340	8,340
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (3)	11,120	11,120
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (3)	2,990	2,990
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (2)	8,260	8,260
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (4)	14,815	14,815
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (2)	25,740	25,740
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (1)	11,990	11,990
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (4)	20,945	20,945
1 Los Angeles CA USD GO TOB VRDO	4.030%	9/11/2007 (4)	8,160	8,160
1 Los Angeles CA USD GO TOB VRDO	4.040%	9/11/2007 (1)(4)	49,800	49,800
1 Los Angeles CA USD GO TOB VRDO	4.040%	9/11/2007 (4)	14,760	14,760
1 Los Angeles CA USD GO TOB VRDO	4.060%	9/11/2007 (1)	5,290	5,290
1 Los Angeles CA USD GO TOB VRDO	4.060%	9/11/2007 (3)	3,245	3,245
1 Los Angeles CA USD GO TOB VRDO	4.060%	9/11/2007 (1)(3)	5,210	5,210
Los Angeles CA USD TRAN	4.250%	12/3/2007	51,180	51,284
Los Angeles CA Wastewater System Rev. CP	3.640%	9/12/2007	30,000	30,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.990%	9/11/2007 (1)	29,035	29,035
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.990%	9/11/2007 (4)	8,595	8,595
1 Los Angeles CA Wastewater System Rev. TOB VRDO	4.000%	9/11/2007 (4)	32,750	32,750
1 Los Angeles CA Wastewater System Rev. TOB VRDO	4.000%	9/11/2007 (1)	19,730	19,730
1 Los Angeles CA Wastewater System Rev. TOB VRDO	4.000%	9/11/2007 (1)	25,000	25,000
Los Angeles CA Wastewater System Rev. VRDO	3.950%	9/11/2007 (3)	22,585	22,585
Los Angeles County CA Housing Auth. Multifamily Housing
Rev. VRDO	3.950%	9/11/2007 LOC	6,290	6,290
Los Angeles County CA Housing Auth. VRDO	3.840%	9/11/2007 LOC	8,000	8,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	3.640%	9/12/2007 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax
Rev. TOB VRDO	3.980%	9/11/2007 (1)	24,750	24,750
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax
Rev. TOB VRDO	4.000%	9/11/2007 (1)	9,565	9,565
Los Angeles County CA Metro. Transp. Auth. Sales
Tax Rev. VRDO	3.840%	9/11/2007 (3)	21,470	21,470
1 Los Angeles County CA Sanitation Dist. Financing
Auth Rev. TOB VRDO	4.000%	9/11/2007 (3)	15,670	15,670
1 Los Angeles County CA Sanitation Dist. Financing
Auth Rev. TOB VRDO	4.030%	9/11/2007 (3)	8,665	8,665
Los Angeles County CA TRAN	4.500%	6/30/2008	81,000	81,571
Manteca CA Redev. Agency Tax Allocation Rev. VRDO	3.930%	9/4/2007 (10)	4,150	4,150
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	3.980%	9/11/2007	38,950	38,950
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	3.990%	9/11/2007	50,740	50,740
Metro. Water Dist. of Southern California Rev. VRDO	3.850%	9/4/2007	25,500	25,500
Metro. Water Dist. of Southern California Rev. VRDO	3.910%	9/4/2007	4,500	4,500
Metro. Water Dist. of Southern California Rev. VRDO	3.940%	9/4/2007	2,400	2,400
Metro. Water Dist. of Southern California Rev. VRDO	3.840%	9/11/2007	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.850%	9/11/2007	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.850%	9/11/2007	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	3.860%	9/11/2007	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.860%	9/11/2007	34,400	34,400
Metro. Water Dist. of Southern California Rev. VRDO	3.870%	9/11/2007	5,290	5,290
Metro. Water Dist. of Southern California Rev. VRDO	3.870%	9/11/2007	32,055	32,055
Metro. Water Dist. of Southern California Rev. VRDO	3.870%	9/11/2007	17,600	17,600
Metro. Water Dist. of Southern California Rev. VRDO	3.920%	9/11/2007	26,900	26,900
Metro. Water Dist. of Southern California Rev. VRDO	3.920%	9/11/2007	10,400	10,400
Mission Viejo CA Community Dev. Financing Auth.
(Mission Viejo Mall Improvement) VRDO	3.870%	9/11/2007 LOC	27,500	27,500
1 Modesto CA Irrigation Dist. COP TOB VRDO	4.030%	9/11/2007 (1)	20,245	20,245
1 Modesto CA Irrigation Dist. COP TOB VRDO	4.030%	9/11/2007 (2)	2,265	2,265
Mojave CA Water Agency COP	5.450%	9/1/2007 (1)(Prere.)	6,150	6,273
1 Newport Mesa California USD Capital Appreciation TOB VRDO	4.030%	9/11/2007 (1)	11,305	11,305
Northern California Power Agency (Hydroelectric Project) VRDO	3.870%	9/11/2007 (1)	34,250	34,250
1 Oakland CA Joint Powers Financing Auth. Lease Rev. TOB VRDO	3.987%	9/11/2007 (2)	6,640	6,640
1 Oakland CA Sewer Rev. TOB VRDO	3.990%	9/11/2007 (4)	2,435	2,435
Oakland CA TRAN	4.500%	7/11/2008	35,000	35,241
1 Oakland CA USD Alameda County TOB VRDO	3.990%	9/11/2007 (3)	11,095	11,095
Oceanside CA Multifamily Housing
(Lakeridge Apartments) VRDO	3.860%	9/11/2007 LOC	36,940	36,940
Orange County CA Sanitation Dist. COP VRDO	3.850%	9/4/2007	112,775	112,775
Orange County CA Sanitation Dist. COP VRDO	3.950%	9/4/2007	3,200	3,200
Orange County CA Sanitation Dist. COP VRDO	3.900%	9/11/2007 (2)	30,755	30,755
Orange County CA Water Dist. COP VRDO	3.840%	9/11/2007	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.870%	9/11/2007 LOC	9,700	9,700
1 Palmdale CA Community Redev. Agency Single Family Mortgage
TOB VRDO	4.050%	9/11/2007 (7)	5,850	5,850
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	3.890%	9/11/2007 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.930%	9/4/2007 (2)	9,000	9,000
1 Pomona CA Public Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007 (2)	28,720	28,720
Port of Oakland CA CP	3.680%	9/4/2007	52,800	52,800
Port of Oakland CA CP	3.640%	10/1/2007 LOC	62,213	62,213
1 Port of Oakland CA Rev. TOB VRDO	3.990%	9/11/2007 (3)	5,735	5,735
1 Port of Oakland CA Rev. TOB VRDO	4.010%	9/11/2007 (3)	4,730	4,730
1 Port of Oakland CA Rev. TOB VRDO	4.040%	9/11/2007 (3)	5,365	5,365
1 Port of Oakland CA Rev. TOB VRDO	4.060%	9/11/2007 (3)	3,803	3,803
1 Port of Oakland CA Rev. TOB VRDO	4.080%	9/11/2007 (3)	5,185	5,185
1 Rancho Santiago CA Community College Dist. TOB VRDO	4.000%	9/11/2007 (4)	17,980	17,980
1 Riverside CA Community College Dist. TOB VRDO	3.990%	9/11/2007 (4)	5,425	5,425
1 Riverside County CA (Election 2003) TOB VRDO	4.060%	9/11/2007 (10)	5,185	5,185
1 Sacramento CA Financing Auth. Lease Rev. TOB VRDO	3.990%	9/11/2007 (2)	16,940	16,940
1 Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	4.020%	9/11/2007 LOC	9,435	9,435
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.990%	9/11/2007 (1)	2,080	2,080
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.990%	9/11/2007 (3)	9,950	9,950
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	4.000%	9/11/2007 (3)	15,925	15,925
Sacramento County CA (Administration Center & Courthouse) VRDO	4.050%	9/11/2007 LOC	27,230	27,230
1 Sacramento County CA Sanitation Dist. Financing
Auth. Rev. TOB PUT	3.650%	10/11/2007 (3)	3,025	3,025
1 Sacramento County CA Sanitation Dist. Financing
Auth. Rev. TOB VRDO	4.250%	9/11/2007 (3)	6,665	6,665
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	4.000%	9/11/2007 (2)	6,435	6,435
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	4.000%	9/11/2007 (2)	7,530	7,530
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	4.030%	9/11/2007 (1)	15,420	15,420
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	4.030%	9/11/2007 (3)	12,900	12,900
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	4.050%	9/11/2007 (3)	15,750	15,750
Sacramento County CA TRAN	4.250%	7/9/2008	50,000	50,247
1 Sacramento County CA Water Financing Auth. Rev. Agency Zones
TOB VRDO	4.030%	9/11/2007 (3)	10,955	10,955
1 San Diego CA Community College Dist. GO TOB VRDO	3.990%	9/11/2007 (4)	37,985	37,985
1 San Diego CA Community College Dist. GO TOB VRDO	3.990%	9/11/2007 (4)	5,300	5,300
1 San Diego CA Community College Dist. GO TOB VRDO	4.030%	9/11/2007 (4)	10,350	10,350
San Diego CA County & School Dist. TRAN	4.500%	6/30/2008	30,450	30,670
1 San Diego CA CTFS Undividedint Water Utility Fund
Rev. TOB VRDO	3.990%	9/11/2007 (3)	7,785	7,785
San Diego CA Housing Auth. Multifamily Housing Rev.
(Canyon Rim Apartments) VRDO	3.940%	9/11/2007 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.990%	9/11/2007 (4)	5,320	5,320
1 San Diego CA USD TOB VRDO	3.990%	9/11/2007 (4)	8,050	8,050
1 San Diego CA USD TOB VRDO	3.990%	9/11/2007 (3)	7,315	7,315
1 San Diego CA USD TOB VRDO	3.990%	9/11/2007 (4)	8,515	8,515
1 San Diego CA USD TOB VRDO	4.060%	9/11/2007 (3)	5,635	5,635
1 San Diego CA USD TOB VRDO	4.060%	9/11/2007 (3)	3,135	3,135
San Diego CA USD TRAN	4.500%	7/22/2008	75,000	75,540
1 San Diego County CA COP TOB VRDO	3.990%	9/11/2007 (2)	6,225	6,225
San Diego County CA Water Auth. CP	3.720%	9/7/2007	5,000	5,000
San Diego County CA Water Auth. CP	3.720%	9/13/2007	20,000	20,000
San Diego County CA Water Auth. CP	3.660%	9/20/2007	11,000	11,000
San Diego County CA Water Auth. CP	3.630%	11/8/2007	10,000	10,000
1 San Diego County CA Water Auth. Rev. COP TOB VRDO	4.030%	9/11/2007 (4)	8,240	8,240
1 San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev.
TOB VRDO	4.060%	9/11/2007 (3)	2,745	2,745
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	3.850%	9/11/2007 (2)	43,925	43,925
1 San Francisco CA City & County International Airport
Rev. TOB VRDO	3.990%	9/11/2007 (3)	7,600	7,600
1 San Francisco CA City & County International Airport
Rev. TOB VRDO	4.040%	9/11/2007 (1)	4,500	4,500
San Francisco CA City & County International Airport Rev. VRDO	3.820%	9/11/2007 (10)	20,000	20,000
San Francisco CA City & County International Airport Rev. VRDO	3.870%	9/11/2007 (10)	11,200	11,200
San Francisco CA City & County International Airport Rev. VRDO	3.880%	9/11/2007 (10)	39,000	39,000
San Francisco CA City & County International Airport Rev. VRDO	3.890%	9/11/2007 (10)	60,900	60,900
San Francisco CA City & County International Airport Rev. VRDO	3.900%	9/11/2007 (10)	40,000	40,000
San Francisco CA City & County International Airport Rev. VRDO	3.900%	9/11/2007 (10)	26,700	26,700
1 San Francisco CA City & County Public Util. TOB VRDO	4.000%	9/11/2007 (1)	8,575	8,575
1 San Francisco CA City & County TOB VRDO	4.030%	9/11/2007 (4)	4,340	4,340
1 San Francisco CA City & County USD TOB VRDO	3.990%	9/11/2007 (4)	2,740	2,740
1 San Francisco CA City & County USD TOB VRDO	3.990%	9/11/2007 (4)	2,645	2,645
San Francisco County CA Transp. Auth. CP	3.630%	11/15/2007	19,700	19,700
San Joaquin County CA Transp. Auth. Sales Tax Rev. CP	3.740%	2/11/2008 LOC	50,000	50,000
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	7.550%	1/1/2008 (Prere.)	4,900	5,061
San Jose CA Financing Auth. Lease Rev. CP	3.630%	9/6/2007 LOC	5,000	5,000
San Jose CA Financing Auth. Lease Rev. CP	3.700%	9/6/2007 LOC	37,000	37,000
San Jose CA Financing Auth. Lease Rev. VRDO	3.950%	9/11/2007 (10)	12,700	12,700
1 San Jose CA Redev. Agency Tax Allocation TOB VRDO	3.990%	9/11/2007 (1)	4,530	4,530
1 San Jose CA Redev. Agency Tax Allocation TOB VRDO	4.030%	9/11/2007 (1)	8,835	8,835
1 San Jose CA Redev. Agency TOB PUT	3.750%	3/13/2008 (1)	5,295	5,295
San Jose CA Redev. Agency VRDO	3.930%	9/11/2007 LOC	15,600	15,600
San Jose CA Redev. Agency VRDO	3.950%	9/11/2007 LOC	9,500	9,500
1 San Jose CA USD GO TOB VRDO	3.990%	9/11/2007 (3)	5,405	5,405
1 San Ramon Valley CA USD GO TOB VRDO	4.030%	9/11/2007 (4)	5,135	5,135
1 San Ramon Valley CA USD GO TOB VRDO	4.060%	9/11/2007 (4)	3,350	3,350
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2008 (3)	4,385	4,409
1 Santa Clara Valley CA Water Dist. Utility System Rev. TOB VRDO	3.990%	9/11/2007 (4)	5,660	5,660
Santa Rosa CA Waste Water Rev. VRDO	3.950%	9/11/2007 LOC	14,000	14,000
1 Solano CA Community College TOB VRDO	4.030%	9/11/2007 (3)	17,890	17,890
South Coast CA Local Educ. Agencies TRAN	4.500%	6/30/2008	25,000	25,164
1 South Orange County CA Public Finance Auth. Special Tax Rev.
TOB VRDO	3.990%	9/11/2007 (4)	11,090	11,090
1 Southern California Home Financing Auth. Single Family Mortgage
Rev. TOB VRDO	4.050%	9/11/2007	72,710	72,710
Southern California Home Financing Auth. Single Family Mortgage
Rev. VRDO	3.920%	9/11/2007	18,000	18,000
Southern California Public Power
Auth. Rev. (Transmission Project) VRDO	3.850%	9/11/2007 (4)	13,165	13,165
Southern California Public Power
Auth. Rev. (Transmission Project) VRDO	3.900%	9/11/2007 (4)	6,595	6,595
Southern California Public Power
Auth. Rev. (Transmission Project) VRDO	3.900%	9/11/2007 (4)	55,150	55,150
Univ. of California Regents CP	3.680%	9/10/2007	23,900	23,900
Univ. of California Regents CP	3.640%	9/14/2007	25,000	25,000
Univ. of California Regents CP	3.580%	10/1/2007	49,500	49,500
Univ. of California Regents CP	3.620%	10/5/2007	22,950	22,950
Univ. of California Regents CP	3.650%	10/10/2007	34,000	34,000
Univ. of California Regents CP	3.590%	12/12/2007	20,000	20,000
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007 (4)	5,650	5,650
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007 (4)	2,590	2,590
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007 (3)	3,015	3,015
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007 (4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007 (2)	11,605	11,605
1 Univ. of California Rev. TOB VRDO	3.990%	9/11/2007	8,300	8,300
1 Univ. of California Rev. TOB VRDO	4.000%	9/11/2007 (4)	20,000	20,000
1 Univ. of California Rev. TOB VRDO	4.000%	9/11/2007 (2)	2,450	2,450
1 Univ. of California Rev. TOB VRDO	4.030%	9/11/2007 (4)	21,880	21,880
1 Univ. of California Rev. TOB VRDO	4.150%	9/11/2007 (4)	7,000	7,000
Ventura County CA TRAN	4.500%	7/1/2008	25,000	25,179
1 Vista CA USD GO TOB VRDO	3.863%	9/11/2007 (4)	5,015	5,015
1 West Contra Costa CA USD TOB VRDO	4.030%	9/11/2007 (3)	10,730	10,730
1 Yosemite CA Community College Dist. TOB VRDO	4.000%	9/11/2007 (3)	17,520	17,520
1 Yuba CA Community College Dist. GO TOB VRDO	3.990%	9/11/2007 (2)	6,205	6,205
1 Yuba CA Community College Dist. GO TOB VRDO	3.990%	9/11/2007 (2)	6,000	6,000
Outside California:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	4.020%	9/11/2007 (1)	10,595	10,595
1 Puerto Rico GO TOB VRDO	3.980%	9/11/2007 (4)	16,680	16,680
1 Puerto Rico GO TOB VRDO	3.980%	9/11/2007 (1)	24,995	24,995
1 Puerto Rico GO TOB VRDO	4.020%	9/11/2007 (3)	14,655	14,655
1 Puerto Rico GO TOB VRDO	4.020%	9/11/2007 (1)	7,995	7,995
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (2)	13,600	13,600
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007 (2)	13,440	13,440
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007	3,200	3,200
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.060%	9/11/2007 (1)	7,740	7,740
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.900%	9/11/2007 (2)	38,055	38,055
1 Puerto Rico Public Finance Corp Rev. TOB VRDO	3.980%	9/11/2007 (2)	14,995	14,995
1 Puerto Rico Public Finance Corp. TOB VRDO	4.060%	9/11/2007 (2)	7,015	7,015

Total Municipal Bonds
(Cost $8,056,111)				8,056,111

Other Assets and Liabilities—Net (1.0%)				79,386

Net Assets (100%)				8,135,497

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $2,995,196,000, representing 36.8% of net assets.

 KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard California Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2029 (2)	3,000	3,150
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/2026	1,000	1,018
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,226
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2017 (1)	5,000	5,189
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2018 (1)	2,000	2,071
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	30,375	9,563
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2036 (1)	20,000	4,597
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2037 (1)	13,000	2,841
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,558
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,687
Anaheim CA Public Finance Auth. Distribution System Rev.	5.000%	10/1/2021 (1)	3,390	3,490
Bakersfield CA WasteWater Rev.	5.000%	9/15/2032 (4)	16,765	17,276
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2019	5,970	6,333
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2020	8,820	9,307
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2021	7,000	7,348
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2022	8,155	8,521
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2031	82,175	84,423
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2028 (1)	2,250	801
California County CA Tobacco Securitization Agency	0.000%	6/1/2028	7,500	5,831
California County CA Tobacco Securitization Agency	0.000%	6/1/2036	7,500	5,773
California Educ. Fac. Auth. Rev. (Claremont Graduate Univ.)	5.000%	3/1/2042	8,330	8,038
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	1,821
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	2,032
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	4.500%	10/1/2033	25,085	23,406
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2025	2,000	2,032
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2030	3,500	3,525
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2036	8,985	9,020
California GO	6.250%	9/1/2012 (3)	9,000	9,787
California GO	7.000%	11/1/2013 (3)	65	65
California GO	5.125%	2/1/2014 (Prere.)	10,000	10,760
California GO	5.250%	10/1/2014 (3)	2,885	2,903
California GO	6.000%	8/1/2019 (3)	210	212
California GO	5.000%	8/1/2020	21,070	21,904
California GO	5.000%	9/1/2025	16,950	17,307
California GO	5.125%	2/1/2026	15,325	15,759
California GO	5.000%	6/1/2026 (3)	40,000	41,370
California GO	5.000%	9/1/2028	15,350	15,561
California GO	5.000%	6/1/2032	35,000	35,191
California GO	4.500%	12/1/2032 (4)	30,000	28,109
California GO	5.000%	6/1/2034	40,000	40,132
California GO	4.500%	12/1/2034	15,825	14,219
California GO	5.000%	6/1/2037	17,000	17,038
1 California GO TOB VRDO	4.110%	9/11/2007	17,625	17,625
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/2033	7,950	7,782
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/2036	2,075	2,044
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	10,313
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	765
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,028
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2034	10,000	9,926
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2008 (1)(Prere.)	5,000	5,122
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	11/15/2046	47,500	48,350
California Housing Finance Agency Home Mortgage Rev.	6.050%	8/1/2027 (2)	5,000	5,111
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/2028 (3)(Prere.)	7,500	7,996
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/2031 (3)	7,635	7,785
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,068
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,557
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/2034	20,040	20,217
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/2031	7,610	7,760
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/2031	5,500	5,624
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	32,401
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/2026 (2)	4,750	4,944
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	3,000	3,137
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	5,260	5,500
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/2027 (3)	6,220	6,424
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2015 (2)	4,000	4,265
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/2016 (2)	5,500	5,963
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2017	6,000	6,321
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	35,265
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	14,557
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	15,878
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/2009 (1)(Prere.)	7,885	8,308
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/2027 (3)	8,950	9,168
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,759
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2030	17,000	17,269
California State Dept. of Water Resources Power Supply Rev.	5.125%	5/1/2012 (Prere.)	20,000	21,444
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2013	18,000	19,778
California State Dept. of Water Resources Power Supply
Rev. VRDO	3.950%	9/4/2007 LOC	6,000	6,000
California State Econ. Recovery Bonds	5.250%	7/1/2014	25,000	27,053
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	37,349
California State Econ. Recovery Bonds VRDO	3.850%	9/4/2007 LOC	7,100	7,100
California State Univ. Rev. & Colleges Housing System Rev.	5.625%	11/1/2009 (3)(Prere.)	6,920	7,279
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,368
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	5,083
California State Univ. Rev. Systemwide	5.000%	11/1/2021 (2)	17,215	17,883
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/2035	14,500	14,140
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2030	5,000	4,864
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2035	5,250	5,056
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2039	5,000	4,612
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	5,982
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2037	2,465	2,398
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,280
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	7,000	7,120
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/2038	18,000	16,497
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/2032	10,880	10,667
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/2034	15,140	14,789
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/2032	18,250	18,560
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/2045	35,000	35,024
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundatio	5.750%	6/1/2030 (2)	8,000	8,090
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2023	20,000	21,102
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/2036	7,230	6,499
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/2034	10,885	11,246
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	1,000	1,054
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	3,325	3,506
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,510
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,500	6,979
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	7,044
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,911
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,999
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,965
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	2,379
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	2,998
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	2,700
Contra Costa CA Water Dist. Rev.	5.000%	10/1/2017 (4)	7,015	7,378
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/2029 (3)	5,000	5,251
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2008 (Prere.)	4,000	4,089
Eastern California Muni. Water. Dist. Water & Sewer Rev.	6.750%	7/1/2012 (3)	8,500	9,273
Escondido CA Union High School Dist.	0.000%	11/1/2020 (1)	4,000	2,189
Evergreen CA School Dist. GO	5.625%	9/1/2008 (3)(Prere.)	6,300	6,488
Fontana CA Public Finance Auth. Subordinate Lien Tax
Allocation Rev. Bonds	5.000%	10/1/2029 (2)	9,450	9,638
Fontana CA Public Finance Auth. Subordinate Lien Tax
Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	13,040
Fontana CA USD	5.250%	8/1/2027 (4)	6,700	6,996
Fontana CA USD	5.250%	8/1/2031 (4)	6,250	6,518
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/2016 (1)	8,400	8,721
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/2019 (1)	5,200	5,387
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2026	10,000	9,324
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2028 (1)	15,000	14,603
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2033	10,000	2,250
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2034	10,000	2,115
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/2040 (1)	12,000	12,560
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,951
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	1,914
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,527
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,690
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	1,002
Fresno CA Airport Rev.	5.500%	7/1/2030 (4)	1,500	1,567
Fullerton Univ. California Rev.	5.700%	7/1/2020 (1)	2,165	2,296
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2010 (Prere.)	25,000	26,091
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,395
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,217
Golden State Tobacco Securitization Corp. California	0.000%	6/1/2037	20,000	13,138
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,550	1,654
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,735	1,852
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	2,370	2,529
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,358
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/2032 (4)	6,000	6,139
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/2037 (4)	7,000	7,139
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,658
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,303
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2030 (2)	19,175	19,466
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2034 (2)	16,000	16,197
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,725
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	1,922
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,138
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,570	1,695
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,890	2,041
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	2,000	2,160
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,775	1,917
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2020	6,155	6,049
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2021	2,500	2,443
Long Beach CA Finance Auth. Lease Rev.
Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	3,929
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	4,969
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2009 (2)(Prere.)	5,500	5,690
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,222
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/2026 (2)	7,570	8,475
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/2031 (2)	4,015	4,517
Long Beach CA Harbor Rev.	5.000%	5/15/2017 (3)	3,655	3,876
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	8,810	9,420
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/2017 (3)	6,800	7,187
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2018 (1)(ETM)	11,600	11,859
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2021 (4)	2,830	2,940
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2025 (4)	20,000	20,613
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2036 (3)	2,925	2,949
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	13,643
Los Angeles CA USD GO	5.000%	7/1/2030 (3)	7,500	7,737
Los Angeles CA Wastewater System Rev.	6.000%	6/1/2021 (3)	4,000	4,691
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2019 (4)	6,170	6,353
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2007 (1)(Prere.)	3,040	3,073
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	1,595	1,613
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	2,905	2,938
Los Angeles County CA Public Works Financing Auth. Rev.	5.125%	12/1/2007 (2)(Prere.)	16,000	16,213
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	5/1/2010 (2)(Prere.)	4,700	4,900
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2018 (4)	2,700	2,933
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2023 (1)	4,000	4,125
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2024 (1)	4,000	4,117
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2025 (1)	2,165	2,222
Los Angeles County CA Sanitation Dist. Financing Auth Rev.	4.500%	10/1/2042 (2)	23,500	21,601
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)(ETM)	1,000	753
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,140
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,071
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2025	3,410	3,544
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2028	4,235	4,375
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2029	5,500	5,678
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2035	16,935	17,409
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,609
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,951
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	1,989
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,235
Modesto CA Irrigation Dist. COP	5.000%	10/1/2031 (2)	14,540	14,762
Modesto CA Irrigation Dist. COP	5.000%	10/1/2036 (2)	14,795	14,978
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/2011 (2)(ETM)	6,975	7,362
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	11,483
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,067
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,114
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,163
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,167
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,226
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,720	2,961
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,010	3,277
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,170	3,451
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,000	2,177
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	3,335	3,630
Mount San Antonio California Community College Dist.	5.250%	8/1/2014 (1)(Prere.)	2,860	3,113
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	8,000	8,655
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	32,555	38,034
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,166
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	3,949
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,438
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,439
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,507
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,625
North Orange County CA Community College Dist. GO	5.375%	8/1/2012 (1)(Prere.)	5,080	5,518
Northern California Gas Auth. No. 1 Rev.	4.041%	7/1/2013	14,000	13,687
Northern California Gas Auth. No. 1 Rev.	4.191%	7/1/2017	17,000	16,474
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	11,751
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,339
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/2028 (1)	14,255	14,374
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	5,796
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	2,380	2,557
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	3,730	4,007
Oceanside CA Community Dev. Comm. Multifamily
Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,324
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,397
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,544
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,708
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,848
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2018	890	912
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2019	895	916
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2020	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,561
Palomar Pomerado Health System California Rev.	5.375%	11/1/2011 (1)	3,865	4,005
Palomar Pomerado Health System California Rev.	5.375%	11/1/2013 (1)	6,730	6,955
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/2013 (4)(Prere.)	7,000	7,830
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	664
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,331
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,837
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	437
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,759
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,229
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,119
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,226
Port of Oakland CA Rev.	5.400%	11/1/2017 (1)	16,705	17,083
Rancho Mirage CA Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.625%	7/1/2014 (Prere.)	12,000	13,276
Rancho Mirage CA Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.000%	7/1/2047	30,000	28,746
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	2,650	2,769
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	3,017
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	3,077
Riverside CA USD Special Tax
(Community Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/2031 (2)	7,295	7,406
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	3,975
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,517
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,443
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/2014 (2)	9,750	10,325
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/2020 (2)	6,785	7,468
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/2019 (2)	6,000	6,854
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/2020 (2)	15,850	18,296
Sacramento County CA Airport Rev.	5.250%	7/1/2018 (4)	2,305	2,425
Sacramento County CA Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	3,690	3,792
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2014 (2)(Prere.)	15,000	16,142
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2026 (3)	5,000	5,168
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2027 (3)	7,470	7,715
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2029 (3)	7,890	8,143
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2030 (3)	5,650	5,836
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/2021 (3)	5,225	5,492
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/2022 (3)	10,000	10,463
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/2027 (3)	13,055	13,523
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/2028 (3)	9,290	9,623
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,134
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	20,684
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	9,955
San Diego CA Community College Dist. GO	5.000%	8/1/2030 (4)	6,000	6,209
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,890
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	3,142
San Diego CA USD GO	5.500%	7/1/2023 (1)	8,205	9,146
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	11,158
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	15,674
San Diego CA USD GO	5.500%	7/1/2025 (1)	9,000	10,048
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2008 (3)(Prere.)	14,290	14,589
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,342
San Diego County CA COP	5.250%	10/1/2021	1,485	1,520
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	2,032
San Diego County CA COP	5.250%	10/1/2028	2,745	2,788
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,378
San Diego County CA COP	5.375%	10/1/2041	8,545	8,668
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2010 (2)	6,370	6,897
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2011 (2)	7,455	8,274
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,305	4,610
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	5,020	5,376
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,770	5,108
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2021 (1)	12,385	6,654
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2024 (1)	15,000	6,790
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2025 (1)	18,250	7,818
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2030 (1)	7,000	2,284
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/2031 (1)	11,950	3,691
2 San Jose CA Airport Rev.	5.000%	3/1/2033 (2)	15,000	15,284
San Jose CA Redev. Agency	5.000%	8/1/2010 (1)(Prere.)	1,525	1,599
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,170
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,427
San Jose CA Redev. Agency	5.000%	8/1/2026 (1)	37,955	38,939
San Juan CA USD GO	0.000%	8/1/2013 (4)	2,220	1,759
San Juan CA USD GO	0.000%	8/1/2014 (4)	2,610	1,975
San Juan CA USD GO	0.000%	8/1/2016 (4)	2,000	1,371
San Juan CA USD GO	0.000%	8/1/2018 (4)	1,785	1,101
San Juan CA USD GO	0.000%	8/1/2019 (4)	2,210	1,291
San Juan CA USD GO	0.000%	8/1/2020 (4)	4,930	2,729
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2011 (Prere.)	1,000	1,065
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2011 (Prere.)	2,575	2,741
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2011 (Prere.)	2,635	2,815
San Mateo County CA Community College Dist. GO	5.000%	9/1/2031	5,000	5,142
San Mateo County CA Community College Dist. GO	5.000%	9/1/2038	14,715	15,079
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/2013 (1)	14,560	15,953
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/2021 (1)	3,500	3,697
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,569
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	6,335
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,519
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,907
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	6,295
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	4,060
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2016 (1)	5,345	6,200
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2017 (1)	2,000	2,330
Santa Clara CA Electric Rev.	5.250%	7/1/2019 (1)	2,200	2,330
Santa Clara CA Electric Rev.	5.250%	7/1/2020 (1)	1,550	1,642
Santa Clara CA Electric Rev.	5.000%	7/1/2021 (1)	4,895	5,039
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	4,485	4,730
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2013 (2)	5,050	5,326
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2014 (2)	5,325	5,616
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2015 (2)	5,620	5,927
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/2020 (3)	6,715	3,718
Santa Rosa CA Waste Water Rev.	6.000%	7/2/2015 (2)	7,000	7,704
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,580	6,156
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,785	4,079
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,770	4,063
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2035 (3)	8,610	8,754
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/2021 (1)	220	220
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/2025	8,505	8,227
Ukiah CA Electric Rev.	6.000%	6/1/2008 (1)	1,030	1,034
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,000	6,794
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,777
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	1,025
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,487
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	1,002
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	1,019
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,269
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	1,045
Univ. of California Rev.	5.000%	5/15/2033 (2)	30,790	31,123
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	3,854
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	3,000	3,129
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,319
3 Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)	1,790	1,983
3 Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)	1,980	2,217
3 Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,500
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,820
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,090
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/2032	3,000	2,892
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/2037	3,500	3,343
West Contra Costa CA USD	0.000%	8/1/2030 (3)	6,235	2,002
West Contra Costa CA USD	0.000%	8/1/2031 (3)	6,670	2,028
West Contra Costa CA USD	0.000%	8/1/2032 (3)	7,650	2,208
West Contra Costa CA USD	0.000%	8/1/2033 (3)	9,780	2,685
West Contra Costa CA USD	0.000%	8/1/2034 (3)	10,270	2,676
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)(ETM)	3,530	3,599
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,345
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,335
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,321
Outside California:
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	11,130
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	7,246
Puerto Rico GO	5.250%	7/1/2027	10,000	10,262
Puerto Rico GO	5.000%	7/1/2033	7,500	7,456
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2010	5,000	5,186
Puerto Rico Muni. Finance Agency	5.250%	7/1/2019 (11)	2,250	2,454
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	7,000	7,645
Puerto Rico Muni. Finance Agency	5.250%	7/1/2020 (11)	1,300	1,418
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (11)	2,255	2,461
Puerto Rico Muni. Finance Agency	5.250%	7/1/2021 (11)	1,445	1,579
Puerto Rico Muni. Finance Agency	5.250%	8/1/2022 (11)	3,000	3,277
Puerto Rico Muni. Finance Agency	5.250%	8/1/2023 (11)	1,000	1,092
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2033	5,250	5,352
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	16,950
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2047 (2)	150,000	19,290
2 Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	200,000	17,504
Virgin Islands Water & Power Auth. Electric System Rev.	5.000%	7/1/2031	3,500	3,304

Total Municipal Bonds (Cost $2,842,751)			3,318,235	2,893,889

Other Assets and Liabilities—Net (0.7%)				19,863

Net Assets (100%)				2,913,752

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of this security represented 0.6% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.
3 Securities with a value of $6,241,000 have been segregated as initial margin for open futures contracts.

  KEY TO ABBREVIATIONS

  ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

  Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

  LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $2,860,053,000. Net unrealized appreciation of investment securities for tax purposes was $33,836,000, consisting of unrealized gains of $66,426,000 on securities that had risen in value since their purchase and $32,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(2,425)	270,539	(843)
10-Year U.S. Treasury Note	(2,225)	242,629	(1,156)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard California Intermediate-Term Tax-Exempt Fund Schedule of Investments August 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2015 (2)	9,180	9,720
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2014 (1)	10,150	10,533
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2020 (2)	12,250	6,671
Alameda County CA (Medical Center) COP	5.250%	6/1/2008 (1)(ETM)	1,965	1,989
Alameda County CA (Medical Center) COP	5.250%	6/1/2009 (1)(ETM)	2,910	2,973
Alameda County CA (Medical Center) COP	5.250%	6/1/2012 (1)(ETM)	1,595	1,629
Alameda County CA (Medical Center) COP	5.250%	6/1/2013 (1)(ETM)	1,785	1,823
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	1,922
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,049
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,101
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	11,799
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	14,942
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,138
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,609
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2014 (4)	2,330	2,493
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2015 (4)	4,010	4,199
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (4)	5,000	5,214
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (1)	1,915	2,035
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2017 (4)	2,750	2,924
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2020 (1)	4,210	4,422
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2021 (1)	4,425	4,620
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2022 (1)	4,660	4,843
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2024 (1)	5,175	5,358
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2025 (1)	5,450	5,626
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	2,235	2,413
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,250	1,350
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,000	1,080
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/2013 (2)	10,030	10,139
Bakersfield CA WasteWater Rev.	5.000%	9/15/2024 (4)	7,600	7,910
Bakersfield CA WasteWater Rev.	5.000%	9/15/2025 (4)	10,065	10,443
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/2017 (3)	50,000	52,515
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/2017 (2)	32,610	34,038
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2016	6,400	6,865
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2017	12,330	13,227
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2018	21,440	22,865
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2022	11,825	12,293
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/2026	15,500	15,979
Burbank CA Public Finance Auth.	5.250%	12/1/2012 (2)	3,540	3,798
Burbank CA Public Finance Auth.	5.250%	12/1/2013 (2)	4,615	4,982
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2011 (3)	2,465	2,124
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2012 (3)	2,525	2,090
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2013 (3)	2,590	2,052
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2014 (3)	2,655	2,009
California County CA Tobacco Securitization Agency	0.000%	6/1/2021	15,000	11,976
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.000%	12/1/2012 (3)	3,640	3,873
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	403
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	429
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	456
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2007 (Prere.)	1,420	1,450
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2009	1,260	1,287
California GO	6.500%	2/1/2008	1,120	1,133
California GO	5.750%	12/1/2009 (3)	11,765	12,311
California GO	5.750%	2/1/2011 (3)	6,500	6,943
California GO	5.375%	4/1/2012 (Prere.)	6,970	7,493
California GO	5.000%	6/1/2012	16,280	17,150
California GO	5.375%	4/1/2015	125	133
California GO	5.250%	2/1/2018 (1)	5,000	5,452
California GO	5.000%	9/1/2018	34,300	36,084
California GO	5.000%	8/1/2019	30,000	31,199
California GO	5.000%	9/1/2019	35,100	36,659
California GO	5.000%	3/1/2020	55,385	57,203
California GO	5.000%	8/1/2020	10,000	10,396
California GO	5.000%	6/1/2022	13,260	13,584
California GO	5.000%	8/1/2023 (4)	32,120	33,243
California GO	5.000%	9/1/2023	12,120	12,429
California GO	5.000%	8/1/2024 (4)	37,225	38,477
California GO	5.250%	11/1/2027	4,000	4,134
California GO	5.000%	6/1/2032	40,000	40,218
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/2016	2,170	2,222
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/2019	1,025	1,038
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/2026	1,740	1,748
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2008 (1)	2,230	2,263
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2009 (1)	2,425	2,476
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2010 (1)	2,080	2,124
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2011 (1)	2,675	2,732
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2012 (1)	2,465	2,517
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2014	4,000	4,177
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2016	2,000	2,075
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/2017	4,585	4,728
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2009 (4)(ETM)	6,290	6,464
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/2009 (1)	7,140	6,603
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/2009 (2)(ETM)	10,525	10,809
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2010 (4)(ETM)	5,310	5,476
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2011 (4)(ETM)	7,250	7,476
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/2016 (ETM)	5,000	5,133
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2014 (2)	2,280	2,406
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2015 (2)	2,245	2,361
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2016 (2)	2,515	2,656
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2017 (2)	2,630	2,741
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/2010 (1)	3,570	3,646
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/2009 (2)	4,490	4,696
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014	2,715	2,809
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015	3,000	3,089
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016	6,275	6,437
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	5,410	5,525
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	1,030	1,052
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	1,300	1,377
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,245	2,378
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,935	3,109
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/2018 (3)	1,785	1,883
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/2019 (3)	1,040	1,092
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/2021 (3)	1,145	1,190
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2014	2,500	2,649
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2015	3,500	3,704
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2016	4,500	4,756
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2010	1,325	1,361
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2011	1,275	1,319
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2012	2,950	3,065
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2013	2,350	2,435
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2014	2,250	2,368
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2015	2,430	2,549
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2016	3,620	3,786
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2017	3,820	3,990
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/2011	9,000	9,056
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/2011	19,210	19,263
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2013 (2)	18,000	19,441
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	27,721
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/2014 (1)	17,135	19,123
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2020	3,895	4,021
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/2015 (2)	6,655	6,796
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2008	7,085	7,154
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2009	9,000	9,201
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2010	4,000	4,135
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2011	3,500	3,657
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2012	5,000	5,267
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/2012 (1)	10,625	11,279
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/2018 (2)	27,790	29,278
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2021	10,000	10,606
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2022	10,000	10,589
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/2017	8,000	8,626
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/2018	5,000	5,371
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/2018 (3)	10,310	11,017
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/2019 (3)	5,000	5,337
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/2020 (3)	7,670	8,169
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/2008 (2)	5,000	5,173
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	9/1/2007 (2)(Prere.)	4,015	4,095
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/2016 (1)	4,750	4,850
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2009	10,000	10,289
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2010	3,500	3,657
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2011	7,000	7,423
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/2012 (1)	10,000	10,672
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2012 (10)(Prere.)	9,000	9,745
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/2013 (2)	16,985	18,405
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/2014	12,500	13,735
California State Dept. of Water Resources Power Supply
Rev. VRDO	3.830%	9/4/2007 LOC	5,500	5,500
California State Dept. of Water Resources Power Supply
Rev. VRDO	3.950%	9/4/2007 LOC	3,360	3,360
California State Econ. Recovery Bonds	5.000%	7/1/2009	22,000	22,525
California State Econ. Recovery Bonds	5.250%	7/1/2012	33,940	36,247
California State Econ. Recovery Bonds	5.250%	7/1/2013	32,275	34,736
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	28,000	29,294
California State Econ. Recovery Bonds VRDO	3.990%	9/4/2007	4,000	4,000
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	5,797
California State Univ. Rev. Systemwide	5.000%	11/1/2022 (2)	21,090	21,849
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/2016 (3)	25,000	25,055
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/2016 (3)	15,000	15,147
California Statewide Community Dev. Auth. Multifamily
Rev. (Archstone/Seascape) PUT	5.250%	6/1/2008	2,000	2,016
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/2025	14,975	14,975
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	235	241
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	770	790
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008 (1)	1,000	1,017
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011 (1)	2,365	2,552
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2011	2,155	2,213
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2012	1,500	1,546
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2013	1,250	1,289
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2022	5,155	5,002
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2024	5,000	4,945
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2025	2,390	2,354
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/2008	1,440	1,448
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	5,545	5,640
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/2011	8,750	8,497
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,547
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014 (2)	1,610	1,628
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2013	6,920	7,511
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2014	5,335	5,766
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2015	7,780	8,372
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/2015 (2)	4,685	5,087
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/2010 (2)	3,095	3,331
Clovis CA USD GO	0.000%	8/1/2008 (3)(ETM)	14,265	13,790
Clovis CA USD GO	0.000%	8/1/2012 (3)	4,715	3,903
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	2,248
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	4,877
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,295	1,400
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,645	1,779
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,460	1,579
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/2007 (1)(ETM)	2,000	2,007
Contra Costa County CA Public Financing Lease Rev.	5.000%	6/1/2022 (1)	15,300	15,885
Culver City CA Redev. Financing Auth.	5.375%	11/1/2016 (4)	3,260	3,433
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2017 (3)	2,100	2,256
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2018 (3)	2,280	2,435
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2019 (3)	2,000	2,125
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/2026 (3)	14,000	14,513
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2021 (2)	2,145	2,223
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2023 (2)	2,875	2,960
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2024 (2)	3,475	3,570
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2026 (2)	4,480	4,578
1 Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/2013 (1)	5,000	5,219
1 Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/2015 (1)	5,000	5,233
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,235	1,329
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,150	1,237
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011	1,330	1,426
Fremont CA Union High School Dist. GO	5.000%	9/1/2019 (3)	6,000	6,290
Fremont CA Union High School Dist. GO	5.000%	9/1/2020 (3)	2,500	2,611
Fremont CA Union High School Dist. GO	5.000%	9/1/2021 (3)	5,000	5,203
Fremont CA Union High School Dist. GO	5.000%	9/1/2022 (3)	5,000	5,187
Fremont CA Union High School Dist. GO	5.000%	9/1/2023 (3)	1,970	2,044
Glendale CA School Dist. GO	5.750%	9/1/2017 (3)	3,790	3,904
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	6,930	7,301
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (Prere.)	13,310	14,362
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,395
Golden State Tobacco Securitization Corp. California	6.250%	6/1/2013 (Prere.)	20,000	21,889
Golden State Tobacco Securitization Corp. California	6.750%	6/1/2013 (Prere.)	21,790	25,022
Golden State Tobacco Securitization Corp. California	7.800%	6/1/2013 (Prere.)	25,170	30,178
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2033	17,500	15,833
Golden State Tobacco Securitization Corp. California	0.000%	6/1/2037	20,000	13,138
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009 (1)	6,940	7,093
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/2021	8,150	7,572
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/2010 (2)	1,470	1,527
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/2011 (2)	1,665	1,748
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/2012 (2)	2,540	2,703
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/2013 (2)	1,870	2,000
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.600%	9/2/2015 (2)	2,925	3,002
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.700%	9/2/2016 (2)	3,045	3,127
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2025 (2)	8,645	8,822
Kings River Conservation Dist. California COP	5.000%	5/1/2012	2,715	2,791
Kings River Conservation Dist. California COP	5.000%	5/1/2013	2,315	2,386
Kings River Conservation Dist. California COP	5.000%	5/1/2014	3,500	3,610
Kings River Conservation Dist. California COP	5.000%	5/1/2015	4,345	4,479
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,040	1,123
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,200	1,296
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,380	1,490
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2018	8,665	8,642
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2009 (2)	3,735	3,916
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2010 (2)	3,860	4,126
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2017 (2)	3,670	4,119
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2014 (2)	3,435	3,668
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2009 (2)(Prere.)	2,035	2,110
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	6,250	6,683
Los Angeles CA Community College Dist. GO	5.000%	8/1/2018 (4)	12,355	13,014
Los Angeles CA Community College Dist. GO	5.000%	8/1/2021 (4)	15,000	15,604
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.000%	8/15/2010 (1)	10,975	11,685
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.125%	8/15/2011 (1)	1,300	1,415
Los Angeles CA COP	5.000%	4/1/2014 (2)	1,435	1,512
Los Angeles CA COP	5.000%	4/1/2015 (2)	1,560	1,622
Los Angeles CA COP	5.000%	4/1/2016 (2)	1,725	1,788
Los Angeles CA COP	5.000%	4/1/2018 (2)	1,950	2,004
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2011 (1)	13,255	13,874
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2013 (1)	10,500	11,153
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2009	5,650	5,780
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/2013 (1)(ETM)	3,500	3,589
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015 (1)	4,600	4,848
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2015 (1)(ETM)	10,000	10,242
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2017 (1)(ETM)	7,600	7,784
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2019 (4)	17,000	17,760
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2022 (4)	13,530	14,026
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2023 (4)	20,605	21,319
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2024	11,475	11,544
Los Angeles CA GO	5.250%	9/1/2012 (3)	2,000	2,147
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/2012 (3)	7,480	7,898
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/2025 (3)	7,725	7,901
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/2028 (3)	8,980	9,158
Los Angeles CA Muni. Improvement Corp. Lease Rev.
(Police Headquarters Fac.)	5.000%	1/1/2021 (3)	13,330	13,905
Los Angeles CA Muni. Improvement Corp. Lease Rev.
(Police Headquarters Fac.)	5.000%	1/1/2022 (3)	13,995	14,534
Los Angeles CA Muni. Improvement Corp. Lease Rev.
(Police Headquarters Fac.)	5.000%	1/1/2023 (3)	14,700	15,232
Los Angeles CA Muni. Improvement Corp. Lease Rev.
(Police Headquarters Fac.)	5.000%	1/1/2024 (3)	15,435	15,969
Los Angeles CA USD GO	5.250%	7/1/2009 (1)(Prere.)	5,175	5,377
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,228
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	6,917
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,228
Los Angeles CA USD GO	5.000%	7/1/2010	10,840	11,212
Los Angeles CA USD GO	5.500%	7/1/2010 (3)(Prere.)	9,160	9,634
Los Angeles CA USD GO	5.000%	7/1/2011	13,325	13,928
Los Angeles CA USD GO	5.500%	7/1/2011 (1)	16,525	17,645
Los Angeles CA USD GO	4.500%	7/1/2012 (4)	5,515	5,718
Los Angeles CA USD GO	4.500%	7/1/2012 (4)	11,990	12,432
Los Angeles CA USD GO	5.500%	7/1/2012 (1)	5,240	5,671
Los Angeles CA USD GO	6.000%	7/1/2012 (3)	1,470	1,622
Los Angeles CA USD GO	5.000%	7/1/2013 (4)	4,650	4,949
Los Angeles CA USD GO	6.000%	7/1/2013 (3)	3,745	4,183
Los Angeles CA USD GO	5.000%	7/1/2014 (4)	5,000	5,336
Los Angeles CA USD GO	6.000%	7/1/2014 (3)	1,440	1,624
Los Angeles CA USD GO	5.000%	7/1/2016 (3)	2,000	2,150
Los Angeles CA USD GO	5.000%	7/1/2016 (4)	3,000	3,186
Los Angeles CA USD GO	5.000%	7/1/2017 (4)	5,000	5,302
Los Angeles CA USD GO	5.500%	7/1/2017 (3)	10,000	11,149
Los Angeles CA USD GO	5.000%	7/1/2018 (3)	5,000	5,313
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	4,000	4,251
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	5,000	5,342
Los Angeles CA USD GO	5.000%	7/1/2018 (4)	1,665	1,779
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	5,000	5,255
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	7,000	7,401
Los Angeles CA USD GO	5.000%	7/1/2020 (2)	14,135	14,876
Los Angeles CA USD GO	5.000%	7/1/2021 (2)	15,940	16,692
Los Angeles CA USD GO	5.000%	7/1/2022 (2)	16,760	17,476
Los Angeles CA USD GO	5.000%	7/1/2023 (2)	6,000	6,265
Los Angeles CA USD GO	5.000%	7/1/2024 (4)	17,210	17,900
Los Angeles CA USD GO	5.000%	7/1/2024 (4)	6,745	7,016
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2011 (2)	2,360	2,575
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2013 (2)	2,760	3,093
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/2011 (2)	2,745	2,978
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2014 (4)	14,000	14,877
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2016 (4)	8,410	8,917
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2017 (4)	10,000	10,603
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2007 (1)(Prere.)	3,550	3,589
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2014 (1)	24,180	25,832
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2015 (4)	10,000	10,710
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2015 (1)	8,540	9,154
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2016 (4)	4,000	4,359
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2017 (4)	7,000	7,679
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2019 (4)	7,500	8,212
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2019 (1)	4,860	5,091
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2020 (1)	6,155	6,421
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2021 (1)	6,460	6,703
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2022 (1)	6,790	7,017
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2023 (1)	2,175	2,243
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2024 (1)	3,095	3,185
Los Angeles County CA Schools COP	0.000%	8/1/2011 (2)(ETM)	1,945	1,673
Los Angeles County CA Schools COP	0.000%	8/1/2013 (2)(ETM)	2,010	1,587
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,071
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2012	21,495	22,779
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2023	3,345	3,493
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2024	7,290	7,600
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017 (1)	3,165	3,288
Modesto CA Irrigation Dist. COP	5.000%	10/1/2021 (2)	2,030	2,099
Modesto CA Irrigation Dist. COP	5.000%	10/1/2022 (2)	2,515	2,589
Modesto CA Irrigation Dist. COP	5.000%	10/1/2023 (2)	2,645	2,717
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/2015 (2)	4,365	4,469
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/2013 (1)	1,500	1,569
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/2013 (1)	2,500	2,528
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	2,315	2,705
Mt. Diablo CA USD GO	5.000%	8/1/2015 (4)	2,110	2,225
Mt. Diablo CA USD GO	5.000%	8/1/2016 (4)	2,210	2,331
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	6,895	7,097
New Haven CA USD GO	12.000%	8/1/2012 (4)	3,440	4,701
New Haven CA USD GO	12.000%	8/1/2015 (4)	2,905	4,478
Newark CA USD GO	0.000%	8/1/2010 (4)	1,000	896
Northern California Gas Auth. No. 1 Rev.	4.041%	7/1/2013	19,770	19,329
Northern California Gas Auth. No. 1 Rev.	4.191%	7/1/2017	23,385	22,661
Northern California Power Agency Rev.	5.250%	8/1/2015 (2)	2,000	2,059
Oakland CA COP	5.000%	4/1/2011 (2)	1,855	1,934
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2012 (2)	3,000	3,247
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2013 (2)	1,500	1,637
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013 (3)	3,990	4,309
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015 (3)	3,790	4,101
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016 (3)	6,210	6,723
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2020 (2)	14,070	14,577
Oakland CA USD GO	5.000%	8/1/2019 (3)	13,425	14,071
Orange County CA Airport Rev.	5.000%	7/1/2011 (4)	3,165	3,315
Orange County CA Airport Rev.	5.000%	7/1/2017 (4)	1,725	1,829
Orange County CA Airport Rev.	5.000%	7/1/2018 (4)	1,500	1,568
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014 (1)	1,415	1,507
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015 (1)	1,485	1,581
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,679
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/2011 (2)	15,445	16,492
Orange County CA Recovery COP	6.000%	6/1/2010 (1)(ETM)	3,800	4,041
Palo Alto CA USD GO	5.000%	8/1/2019 (4)	8,585	8,996
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,441
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,477
Palomar Pomerado Health System California Rev.	5.375%	11/1/2010 (1)	2,670	2,762
Palomar Pomerado Health System California Rev.	5.375%	11/1/2012 (1)	7,080	7,316
Pasadena CA Electric Rev.	5.000%	6/1/2017 (1)	2,320	2,433
Pasadena CA Electric Rev.	5.000%	6/1/2018 (1)	2,535	2,639
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/2023 (ETM)	12,425	15,587
Port of Oakland CA Rev.	5.000%	11/1/2011 (3)	5,160	5,425
Port of Oakland CA Rev.	5.000%	11/1/2012 (3)	2,650	2,810
Port of Oakland CA Rev.	5.250%	11/1/2013 (3)	7,150	7,646
Port of Oakland CA Rev.	5.250%	11/1/2014 (3)	5,000	5,347
Port of Oakland CA Rev.	5.250%	11/1/2015 (3)	5,000	5,347
Port of Oakland CA Rev.	5.250%	11/1/2016 (3)	6,300	6,737
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/2016 (10)	5,480	6,071
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/2017 (10)	5,855	6,521
Rancho Cucamonga CA Redev. Agency Tax Allocation
(Rancho Redev.)	5.000%	9/1/2010 (2)	3,820	3,965
Rancho Cucamonga CA Redev. Agency Tax Allocation
(Rancho Redev.)	5.000%	9/1/2015 (2)	2,835	3,011
Rancho Cucamonga CA Redev. Agency Tax Allocation
(Rancho Redev.)	5.000%	9/1/2016 (2)	5,100	5,384
Rancho Mirage CA Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.000%	7/1/2027	12,000	11,910
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,502
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,502
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,083
Riverside CA Electric Rev.	5.375%	10/1/2008 (2)(Prere.)	2,300	2,366
Riverside CA Electric Rev.	5.375%	10/1/2013 (2)	3,595	3,695
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/2018	2,280	2,351
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/2019	10,000	10,262
Roseville CA Water Util. Rev. COP	5.200%	12/1/2015 (3)	5,000	5,068
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2011 (1)	4,730	4,833
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2014 (1)	5,500	5,624
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2015 (1)	5,755	5,885
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/2017 (1)	4,760	4,858
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/2012 (4)(Prere.)	4,395	4,767
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/2014 (1)	4,170	4,366
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/2014 (4)	1,630	1,757
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/2019 (3)	12,860	13,553
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/2020 (3)	13,670	14,347
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/2024 (2)	12,675	13,758
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/2010 (1)	28,000	29,303
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/2012 (1)	2,185	2,325
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/2013 (2)	2,850	2,910
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2013 (4)	1,000	1,057
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2014 (4)	2,500	2,639
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/2015 (1)	8,270	8,444
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/2024 (2)	10,000	10,928
Sacramento County CA Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	3,525	3,623
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/2013	2,500	2,695
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/2015	2,500	2,691
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2017 (3)	1,000	1,067
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2019 (3)	8,000	8,453
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2020 (3)	2,055	2,162
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2021 (3)	6,000	6,281
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2022 (3)	5,495	5,728
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2023 (3)	7,030	7,312
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/2025 (3)	5,000	5,179
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/2013 (2)(Prere.)	1,235	1,314
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014 (1)	5,585	5,923
San Bernardino County CA Medical Center COP	5.500%	8/1/2017 (1)	5,250	5,677
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	5,000	5,773
San Diego CA Community College Dist. GO	5.000%	8/1/2020 (4)	6,830	7,224
San Diego CA Community College Dist. GO	5.000%	8/1/2022 (4)	3,805	3,984
San Diego CA Community College Dist. GO	5.000%	8/1/2023 (4)	5,000	5,222
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2012 (2)	3,000	3,076
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2014 (2)	5,680	5,829
San Diego CA USD GO	0.000%	7/1/2009 (3)	6,270	5,853
San Diego CA USD GO	0.000%	7/1/2014 (3)	3,400	2,582
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	9,200	9,877
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	15,250	16,372
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	10,000	10,736
San Diego CA USD GO	5.500%	7/1/2017 (1)	2,895	3,214
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,882
San Diego CA USD GO	5.500%	7/1/2020 (1)	11,390	12,667
San Diego CA USD GO	5.500%	7/1/2020 (4)	9,490	10,574
San Diego CA USD GO	5.500%	7/1/2021 (4)	11,470	12,804
San Diego CA USD GO	5.500%	7/1/2022 (4)	12,790	14,280
San Diego CA USD GO	5.500%	7/1/2023 (4)	9,210	10,289
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	6,215	6,707
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016 (3)	7,880	8,521
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017 (3)	14,005	15,346
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018 (3)	14,690	16,084
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021 (3)	6,725	7,380
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022 (3)	7,075	7,760
San Diego County CA COP	5.000%	2/1/2022 (2)	2,000	2,050
San Diego County CA COP	5.000%	2/1/2024 (2)	1,500	1,533
San Diego County CA COP	5.000%	2/1/2026 (2)	1,000	1,017
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014 (2)	2,860	2,963
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,035
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/2016 (2)	8,000	8,513
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2008 (4)(Prere.)	2,020	2,065
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (1)(Prere.)	4,015	4,299
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2013 (1)	2,430	2,580
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2014 (1)	3,185	3,366
San Francisco CA City & County International Airport Rev.	5.000%	5/1/2027 (3)	13,075	13,473
San Francisco CA City & County Redev. Agency Lease Rev.
(Moscone Center)	5.000%	7/1/2016 (4)	3,270	3,432
San Francisco CA City & County Water Rev.	5.000%	11/1/2017 (1)	4,865	5,120
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2011 (1)	7,140	6,291
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2014 (1)	5,500	4,273
San Jose CA Airport Rev.	5.375%	3/1/2013 (4)	4,945	5,298
San Jose CA Airport Rev.	5.375%	3/1/2014 (4)	7,550	8,053
San Jose CA Airport Rev.	5.375%	3/1/2015 (4)	7,950	8,513
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/2013 (1)	9,570	10,019
San Jose CA Redev. Agency	5.250%	8/1/2013 (1)	5,000	5,380
San Jose CA Redev. Agency	5.250%	8/1/2014 (1)	5,000	5,402
San Jose CA Redev. Agency	5.000%	8/1/2023 (2)	40,000	41,390
San Jose CA Redev. Agency	5.000%	8/1/2024 (1)	53,360	55,085
San Jose CA Redev. Agency	5.000%	8/1/2025 (1)	24,980	25,687
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,790	2,944
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,540	2,681
San Juan CA USD GO	5.500%	8/1/2010 (3)(Prere.)	1,930	2,050
San Juan CA USD GO	5.500%	8/1/2010 (3)(Prere.)	1,950	2,071
San Juan CA USD GO	5.600%	8/1/2010 (3)(Prere.)	2,685	2,859
San Juan CA USD GO	5.600%	8/1/2010 (3)(Prere.)	2,745	2,923
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2011 (Prere.)	1,000	1,050
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2011 (Prere.)	2,045	2,162
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2011 (Prere.)	2,225	2,357
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010 (3)	1,200	1,072
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012 (3)	1,180	974
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013 (3)	1,715	1,355
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014 (3)	1,500	1,131
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,395
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,612
San Mateo County CA Community College Dist. GO	0.000%	9/1/2021 (1)	4,645	2,389
San Mateo County CA Community College Dist. GO	0.000%	9/1/2022 (1)	5,675	2,762
San Mateo County CA Community College Dist. GO	0.000%	9/1/2024 (1)	2,825	1,224
San Mateo County CA Community College Dist. GO	0.000%	9/1/2025 (1)	4,000	1,635
San Mateo County CA Community College Dist. GO	5.000%	9/1/2026	3,170	3,272
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2009 (4)(Prere.)	4,275	4,437
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2009 (4)(Prere.)	1,865	1,936
Santa Ana CA Community Redev. Agency Tax Allocation
(South Main Street)	5.000%	9/1/2018 (3)	2,685	2,790
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2009 (1)	3,040	3,136
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2010 (1)	1,600	1,658
Santa Barbara County CA COP	5.250%	12/1/2012 (2)	1,000	1,070
Santa Barbara County CA COP	5.250%	12/1/2013 (2)	2,355	2,535
Santa Barbara County CA COP	5.250%	12/1/2015 (2)	1,065	1,146
Santa Barbara County CA COP	5.250%	12/1/2016 (2)	1,760	1,886
Santa Clara CA Electric Rev.	5.250%	7/1/2017 (1)	1,475	1,575
Santa Clara CA Electric Rev.	5.250%	7/1/2018 (1)	1,720	1,822
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2010 (2)	4,500	5,040
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2011 (2)	4,535	4,786
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2011 (2)	1,000	1,152
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2012 (2)	4,785	5,050
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2008 (2)	3,345	3,397
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2009 (2)	3,860	3,942
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2009 (1)	2,000	2,130
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2010 (2)	2,245	2,293
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2010 (1)	4,630	5,077
Solano County CA COP	5.000%	11/1/2017 (1)	4,110	4,363
Solano County CA COP	5.000%	11/1/2018 (1)	3,810	4,019
Solano County CA COP	5.000%	11/1/2019 (1)	3,995	4,190
Solano County CA COP	5.000%	11/1/2020 (1)	4,195	4,378
Solano County CA COP	5.000%	11/1/2021 (1)	4,405	4,568
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2008 (1)	5,610	5,793
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2009 (1)	5,000	5,319
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2010 (1)	3,300	3,608
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2011 (1)	3,490	3,915
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/2012 (4)	5,605	5,822
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/2013 (2)	2,290	2,344
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2031 (3)	7,255	7,392
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/2013 (4)	3,500	3,799
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015 (4)	1,855	1,956
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016 (4)	1,930	2,035
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017 (4)	2,015	2,125
Temecula Valley CA USD	6.000%	8/1/2008 (4)	1,370	1,399
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/2025	10,935	10,578
Tulare County CA COP	5.000%	8/15/2015 (1)	6,460	6,877
Univ. of California Regents	5.000%	5/15/2019 (1)	5,075	5,329
Univ. of California Regents	5.000%	5/15/2020 (1)	5,065	5,294
Univ. of California Rev.	5.000%	5/15/2017 (4)	33,320	35,617
Univ. of California Rev.	5.000%	5/15/2018 (4)	3,000	3,139
Univ. of California Rev.	5.000%	5/15/2018 (4)	10,000	10,597
Univ. of California Rev.	5.000%	5/15/2019 (4)	19,875	20,958
Univ. of California Rev.	5.000%	5/15/2020 (4)	30,900	32,432
Univ. of California Rev.	5.000%	5/15/2021 (4)	14,915	15,577
Univ. of California Rev.	5.000%	5/15/2022 (4)	11,910	12,386
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	1,000	1,024
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	8,485	8,687
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2009 (3)(Prere.)	3,150	3,274
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	4,290	4,495
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,730
Ventura County CA Community College Dist. GO	5.000%	8/1/2016 (1)	3,100	3,289
Ventura County CA Community College Dist. GO	5.000%	8/1/2017 (1)	2,300	2,428
Ventura County CA COP Public Finance Auth.	5.375%	8/15/2013 (4)	4,320	4,456
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,695	1,830
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,455	1,571
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,350	1,458
Vista CA USD GO	5.375%	8/1/2015 (4)	150	161
Vista CA USD GO	5.375%	8/1/2016 (4)	190	204
Vista CA USD GO	5.375%	8/1/2017 (4)	160	171
Western Placer County CA USD PUT	3.625%	12/1/2009 (4)	8,500	8,464
Outside California:
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/2009 (1)	5,250	5,469
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/2012 (1)	1,000	1,113
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2010	7,500	7,733
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	4,000	4,262
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	2,700	2,877
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2011	12,500	12,998
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2011 (4)	6,050	6,392
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/2012 (1)	8,235	9,077
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2024 (3)	10,765	11,724
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2025 (1)	10,000	10,887
Puerto Rico GO	5.000%	7/1/2008 (ETM)	500	506
Puerto Rico GO	6.500%	7/1/2011 (1)	2,500	2,754
Puerto Rico GO	5.250%	7/1/2023	5,000	5,167
Puerto Rico Govt. Dev. Bank VRDO	3.730%	9/11/2007 (1)	5,210	5,210
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2013 (1)	2,250	2,406
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2021 (3)	5,000	5,604
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2022 (3)	12,000	13,468
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2023 (2)	12,670	14,185
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2023 (3)	5,835	6,533
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	18,564
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	13,560	14,193
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	7,750	8,112
Puerto Rico Muni. Finance Agency	5.000%	7/1/2014 (11)	1,360	1,452
Puerto Rico Muni. Finance Agency	5.250%	7/1/2016 (11)	1,400	1,528
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	16,310	17,920
Puerto Rico Muni. Finance Agency	5.250%	7/1/2018 (11)	1,000	1,091
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	20,000	21,187
Univ. of Puerto Rico Rev.	5.200%	6/1/2010 (1)(Prere.)	1,215	1,265
Univ. of Puerto Rico Rev.	5.750%	6/1/2010 (1)(Prere.)	1,000	1,056
Univ. of Puerto Rico Rev.	5.750%	6/1/2010 (1)(Prere.)	2,000	2,111
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2007	1,500	1,501
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2015	2,200	2,287

Total Municipal Bonds
(Cost $4,069,068)				4,051,834

Other Assets and Liabilities—Net (1.1%)				43,798

Net Assets (100%)				4,095,632

1 Securities with a value of $7,321,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $4,077,306,000. Net unrealized depreciation of investment securities for tax purposes was $25,472,000, consisting of unrealized gains of $22,695,000 on securities that had risen in value since their purchase and $48,167,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(3,720)	405,654	(1,933)
5-Year U.S. Treasury Note	(795)	84,829	(320)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.